Summary of Significant Accounting Policies (Other) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of CRDA Deposits [Line Items]
Cash and cash equivalents, maturity of qualifying investments, maximum	3 months
Restricted cash, maturity of qualifying investments, maximum	90 days
Interest Costs Capitalized	$ 100	$ 1,400	$ 1,100
Self Insurance Reserve [Roll Forward]
Self insurance reserve, beginning balance	33,004	32,507	30,654
Additions
Charged to costs and expenses	80,311	80,734	90,903
Payments made	(83,247)	(80,237)	(89,050)
Self insurance reserve, ending balance	30,068	33,004	32,507
Gaming taxes	332,100	330,800	347,500
Advertising expense	33,400	32,200	30,400
Corporate expense	$ 76,941	$ 75,626	$ 63,249
Borgata
Schedule of CRDA Deposits [Line Items]
Ownership percentage by noncontrolling owners	50.00%